Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Schedule of trade and other receivables, net

9.1.	Trade and other receivables

	06.30.2022	12.31.2021
Receivables from contracts with customers
Third parties	5,425	4,839
Related parties
Investees (note 28.1)	303	385
Subtotal	5,728	5,224
Other trade receivables
Third parties
Receivables from divestments (*)	1,075	2,679
Lease receivables	417	435
Other receivables	739	872
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Federal Government	582	506
Subtotal	2,813	4,492
Total trade and other receivables, before ECL	8,541	9,716
Expected credit losses (ECL) - Third parties	(1,503)	(1,428)
Expected credit losses (ECL) - Related parties	(9)	(20)
Total trade and other receivables	7,029	8,268
Current	5,048	6,368
Non-current	1,981	1,900
(*) At June 30, 2022, it mainly refers to the receivables from the divestments of Rio Ventura, Roncador, Baúna, Miranga, Maromba, Pampo and Enchova, Sépia and Atapu fields.

Schedule of aging of trade and other receivables

9.2.	Aging of trade and other receivables – third parties

	06.30.2022		12.31.2021
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	5,895	(78)	7,059	(77)
Overdue:
1-90 days	186	(34)	218	(26)
91-180 days	24	(23)	40	(6)
181-365 days	22	(18)	51	(29)
More than 365 days	1,529	(1,350)	1,457	(1,290)
Total	7,656	(1,503)	8,825	(1,428)

Schedule of changes in credit losses provision

	2022 Jan-Jun	2021 Jan-Jun
Opening balance	1,448	1,596
Additions	72	42
Write-offs	(21)	-
Reversals	(38)	(75)
Cumulative translation adjustment	51	30
Closing balance	1,512	1,593
Current	190	199
Non-current	1,322	1,394